Property and equipment (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property and equipment
Beginning balance	₽ 2,346	₽ 1,074
Ending balance	1,893	2,346
Gross book value of fully depreciated assets	699	321
Gross carrying amount
Property and equipment
Beginning balance	3,775	1,831
Additions	523	1,699
Additions from business combinations		45
Disposals	(423)	(395)
Assets held for sale		(341)
Foreign currency translation	(1)
Ending balance	3,874	3,775
Gross carrying amount | Increase (decrease) due to application of IFRS 16
Property and equipment
Beginning balance		936
Gross carrying amount | After application of IFRS 16
Property and equipment
Beginning balance		2,767
Accumulated depreciation, amortisation and impairment
Property and equipment
Beginning balance	(1,429)	(757)
Depreciation charge (including discontinued operations)	(699)	(652)
Disposals	159	113
Assets held for sale		218
Impairment (Note 11)	(12)	(351)
Ending balance	(1,981)	(1,429)
Processing servers and engineering equipment
Property and equipment
Beginning balance	610	807
Ending balance	638	610
Processing servers and engineering equipment | Gross carrying amount
Property and equipment
Beginning balance	1,169	1,339
Transfer between groups	98	(110)
Additions	167	356
Disposals	(33)	(75)
Assets held for sale		(341)
Foreign currency translation	1
Ending balance	1,402	1,169
Processing servers and engineering equipment | Gross carrying amount | After application of IFRS 16
Property and equipment
Beginning balance		1,339
Processing servers and engineering equipment | Accumulated depreciation, amortisation and impairment
Property and equipment
Beginning balance	(559)	(532)
Transfer between groups		96
Depreciation charge (including discontinued operations)	(221)	(246)
Disposals	16	37
Assets held for sale		218
Impairment (Note 11)		(132)
Ending balance	(764)	(559)
Computers and office equipment
Property and equipment
Beginning balance	191	172
Ending balance	117	191
Computers and office equipment | Gross carrying amount
Property and equipment
Beginning balance	330	278
Transfer between groups	4	3
Additions	61	147
Disposals	(73)	(98)
Ending balance	322	330
Computers and office equipment | Gross carrying amount | After application of IFRS 16
Property and equipment
Beginning balance		278
Computers and office equipment | Accumulated depreciation, amortisation and impairment
Property and equipment
Beginning balance	(139)	(106)
Depreciation charge (including discontinued operations)	(96)	(68)
Disposals	30	35
Ending balance	(205)	(139)
Other equipment
Property and equipment
Beginning balance	30	76
Ending balance	15	30
Other equipment | Gross carrying amount
Property and equipment
Beginning balance	53	195
Transfer between groups	(4)	(152)
Additions		14
Additions from business combinations		3
Disposals	(5)	(7)
Ending balance	44	53
Other equipment | Gross carrying amount | After application of IFRS 16
Property and equipment
Beginning balance		195
Other equipment | Accumulated depreciation, amortisation and impairment
Property and equipment
Beginning balance	(23)	(119)
Transfer between groups		128
Depreciation charge (including discontinued operations)	(8)	(34)
Disposals	2	2
Ending balance	(29)	(23)
Construction in progress (CIP) and Advances for equipment
Property and equipment
Beginning balance	108	19
Ending balance	23	108
Construction in progress (CIP) and Advances for equipment | Gross carrying amount
Property and equipment
Beginning balance	108	19
Transfer between groups	(101)	(9)
Additions	18	104
Disposals		(6)
Foreign currency translation	(2)
Ending balance	23	108
Construction in progress (CIP) and Advances for equipment | Gross carrying amount | After application of IFRS 16
Property and equipment
Beginning balance		19
Leasehold improvements
Property and equipment
Beginning balance	55
Ending balance	13	55
Leasehold improvements | Gross carrying amount
Property and equipment
Beginning balance	498
Transfer between groups	3	268
Additions	14	230
Disposals	(62)
Ending balance	453	498
Leasehold improvements | Accumulated depreciation, amortisation and impairment
Property and equipment
Beginning balance	(443)
Transfer between groups		(224)
Depreciation charge (including discontinued operations)	(46)
Disposals	61
Impairment (Note 11)	(12)	(219)
Ending balance	(440)	(443)
Right of use of leased assets
Property and equipment
Beginning balance	1,352
Ending balance	1,087	1,352
Right of use of leased assets | Gross carrying amount
Property and equipment
Beginning balance	1,617
Additions	263	848
Additions from business combinations		42
Disposals	(250)	(209)
Ending balance	1,630	1,617
Right of use of leased assets | Gross carrying amount | Increase (decrease) due to application of IFRS 16
Property and equipment
Beginning balance		936
Right of use of leased assets | Gross carrying amount | After application of IFRS 16
Property and equipment
Beginning balance		936
Right of use of leased assets | Accumulated depreciation, amortisation and impairment
Property and equipment
Beginning balance	(265)
Depreciation charge (including discontinued operations)	(328)	(304)
Disposals	50	39
Ending balance	₽ (543)	₽ (265)